UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21323

 NAME OF REGISTRANT:                     Eaton Vance Limited Duration
                                         Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020



Eaton Vance Limited Duration Income Fund
--------------------------------------------------------------------------------------------------------------------------
 AVAYA HOLDINGS CORP.                                                                        Agenda Number:  935123290
--------------------------------------------------------------------------------------------------------------------------
        Security:  05351X101
    Meeting Type:  Annual
    Meeting Date:  04-Mar-2020
          Ticker:  AVYA
            ISIN:  US05351X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William D. Watkins                                        Mgmt          Withheld                       Against
       James M. Chirico, Jr.                                     Mgmt          For                            For
       Stephan Scholl                                            Mgmt          Withheld                       Against
       Susan L. Spradley                                         Mgmt          Withheld                       Against
       Stanley J. Sutula, III                                    Mgmt          For                            For
       Scott D. Vogel                                            Mgmt          For                            For
       Jacqueline E. Yeaney                                      Mgmt          For                            For

2.     Advisory approval of the Company's named                  Mgmt          For                            For
       executive officers' compensation.

3.     Approval of the Avaya Holdings Corp. 2019                 Mgmt          For                            For
       Equity Incentive Plan.

4.     Approval of the Avaya Holdings Corp. 2020                 Mgmt          For                            For
       Employee Stock Purchase Plan.

5.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for the fiscal year ending September
       30, 2020.




--------------------------------------------------------------------------------------------------------------------------
 BANCO COMERCIAL PORTUGUES, SA                                                               Agenda Number:  711577633
--------------------------------------------------------------------------------------------------------------------------
        Security:  X03188BC6
    Meeting Type:  BOND
    Meeting Date:  21-Oct-2019
          Ticker:
            ISIN:  PTBCPWOM0034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT VOTING IN PORTUGUESE                     Non-Voting
       MEETINGS REQUIRES THE DISCLOSURE OF
       BENEFICIAL OWNER INFORMATION, THROUGH
       DECLARATIONS OF PARTICIPATION AND VOTING.
       BROADRIDGE WILL DISCLOSE THE BENEFICIAL
       OWNER INFORMATION FOR YOUR VOTED ACCOUNTS.
       ADDITIONALLY, PORTUGUESE LAW DOES NOT
       PERMIT BENEFICIAL OWNERS TO VOTE
       INCONSISTENTLY ACROSS THEIR HOLDINGS.
       OPPOSING VOTES MAY BE REJECTED SUMMARILY BY
       THE COMPANY HOLDING THIS BALLOT. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       FOR FURTHER DETAILS.

1      TO COMMENT ON THE POSSIBLE LOSSES TO THE                  Mgmt          No vote
       BONDHOLDERS RESULTING FROM THE MERGER BY
       INCORPORATION, THOUGH THE GLOBAL TRANSFER
       OF THE ASSETS, OF BANCO DE INVESTIMENTO
       IMOBILIARIO, S.A. INTO BANCO COMERCIAL
       PORTUGUES, S.A. UNDER THE TERMS AND FOR THE
       PURPOSES OF ARTICLE 101-C OF THE COMPANIES
       CODE

CMMT   20 SEP 2019: PLEASE NOTE THAT THERE IS A                  Non-Voting
       MINIMUM TO VOTE: 100000 AND MULTIPLE:
       100000.

CMMT   20 SEP 2019: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO ADDITION OF COMMENT. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT VOTE AGAIN UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORPORATE HIGH YIELD FD VI INC                                                    Agenda Number:  935052605
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255P107
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  HYT
            ISIN:  US09255P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Cavanagh                                       Mgmt          Withheld                       Against
       Frank J. Fabozzi                                          Mgmt          Withheld                       Against
       Robert Fairbairn                                          Mgmt          For                            For
       Henry Gabbay                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CLEAR CHANNEL OUTDOOR HOLDINGS, INC.                                                        Agenda Number:  935172685
--------------------------------------------------------------------------------------------------------------------------
        Security:  18453H106
    Meeting Type:  Annual
    Meeting Date:  19-May-2020
          Ticker:  CCO
            ISIN:  US18453H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John Dionne                                               Mgmt          For                            For
       Andrew Hobson                                             Mgmt          For                            For
       Joe Marchese                                              Mgmt          For                            For

2.     Approval of the advisory (non-binding)                    Mgmt          For                            For
       resolution on executive compensation

3.     Ratification of the selection of Ernst &                  Mgmt          For                            For
       Young LLP as the independent registered
       public accounting firm for the year ending
       December 31, 2020




--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  935167812
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082801
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2020
          Ticker:  CMLS
            ISIN:  US2310828015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary G. Berner                                            Mgmt          For                            For
       David M. Baum                                             Mgmt          For                            For
       Matthew C. Blank                                          Mgmt          For                            For
       Thomas H. Castro                                          Mgmt          For                            For
       Joan Hogan Gillman                                        Mgmt          For                            For
       Andrew W. Hobson                                          Mgmt          For                            For
       Brian G. Kushner                                          Mgmt          For                            For

2.     Proposal to approve, on an advisory basis,                Mgmt          For                            For
       the compensation paid to the Company's
       named executive officers.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for 2020.

4.     Proposal to approve the Company's 2020                    Mgmt          Against                        Against
       Equity and Incentive Compensation Plan.




--------------------------------------------------------------------------------------------------------------------------
 IHEARTMEDIA, INC.                                                                           Agenda Number:  935204684
--------------------------------------------------------------------------------------------------------------------------
        Security:  45174J509
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2020
          Ticker:  IHRT
            ISIN:  US45174J5092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Gary Barber                                               Mgmt          For                            For
       Brad Gerstner                                             Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       fiscal year ending December 31, 2020.

3.     The approval, on an advisory (non-binding)                Mgmt          For                            For
       basis, of the compensation of our named
       executive officers.






* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Limited Duration Income Fund
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/14/2020